Balance Sheet Details (Details) - Schedule of Accrued Expenses - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Member]
Accrued research and development	$ 463,506	$ 616,707	$ 847,747
Accrued compensation		487,579	1,132,859
Accrued deferred offering costs		125,000	125,000
Accrued professional fees	445,569	550,415
Accrued implementation fees	93,787	93,787
Other accrued expenses	264,593	265,849	125,922
Accrued franchise taxes	50,000	60,530	177,600
Total	$ 1,936,014	$ 2,199,867	$ 2,409,128